Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
I C E Bank Of America 3 Month U S Treasury Bill Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.25%	2.46%	1.77%
Lipper U S Treasury Money Market Fund Average [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.98%	2.26%	1.51%
S P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
THE GABELLI ABC FUND CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent	7.89%	3.96%	3.23%
THE GABELLI ABC FUND CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.20%	2.99%	2.33%
THE GABELLI ABC FUND CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.03%	2.76%	2.20%
THE GABELLI ABC FUND Advisor Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.67%	3.71%	2.97%